Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Principal Subsidiaries and VIEs

As of December 31, 2019, details of the Company’s principal subsidiaries and VIEs were as follows:

	Place of incorporation	Date of incorporation	Percentage of beneficial ownership	Principal activities
Subsidiaries:
Viomi HK	Hong Kong	January 30, 2015	100%	Investment holding
Lequan	PRC	May 15, 2015	100%	Investment holding
Yunmi Hulian Technology (Guangdong) Co., Ltd.	PRC	December 9, 2019	100%	Investment holding
VIEs:
Foshan Viomi	PRC	May 6, 2014	100%	Home appliance development and sales
Beijing Viomi	PRC	January 12, 2015	100%	No substantial business
Subsidiaries of Foshan Viomi:
Guangdong Lizi Technology Co., Ltd. (“Guangdong Lizi”)	PRC	July 26, 2018	VIE’s subsidiary	Home appliance development and sales
Guangdong AI Touch Technology Co., Ltd. (“AI Touch”)	PRC	January 30, 2019	VIE’s subsidiary	Home appliance development and sales

Schedule of Financial Statement Amounts and Balances of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and its subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements. All transactions and balances between the VIEs and the Group’s subsidiaries are eliminated in the financial information presented below:

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	401,424	802,580
Restricted cash	29,550	30,567
Short-term deposits	—	60,000
Short-term investments	168,993	141,189
Accounts receivable from third parties (net of allowance of nil and RMB2,006 as of December 31, 2018 and 2019, respectively)	111,718	316,189
Accounts receivable from a related party (net of allowance of nil and nil as of December 31, 2018 and 2019, respectively)	260,984	707,947
Other receivable from related parties (net of allowance of nil and nil as of December 31, 2018 and 2019, respectively)	112,320	23,944
Inventories	231,975	418,015
Prepaid expenses and other current assets	46,499	61,031
Total current assets	1,363,463	2,561,462
Property, plant and equipment, net	11,301	67,293
Deferred tax assets	5,234	12,276
Intangible assets, net	169	4,357
Prepaid expenses and other non-current assets	3,636	11,170
Right-of-use assets, net	—	19,593
Total non-current assets	20,340	114,689
Total assets	1,383,803	2,676,151
Accounts and notes payable	548,481	1,043,159
Advances from customers	86,312	103,150
Amounts due to related parties	5,763	25,106
Accrued expenses and other liabilities	179,712	308,228
Short-term borrowing	—	95,868
Income tax payables	10,199	33,522
Lease liabilities due within one year	—	6,802
Total current liabilities	830,467	1,615,835
Accrued expenses and other liabilities	518	1,795
Lease liabilities	—	13,391
Total non-current liabilities	518	15,186
Total liabilities	830,985	1,631,021

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenue	873,083	2,561,229	4,647,513
Net income	92,159	70,232	285,221

Net cash provided by operating activities	123,182	209,690	240,823
Net cash used in investing activities	(1,234)	(183,262)	(97,702)
Net cash (used in) provided by financing activities	—	(37,731)	95,933